Law Offices

Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

March 24, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re: Aberdeen Funds File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

     In connection with the registration by Aberdeen Funds, an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith Aberdeen Funds’ registration statement on Form N-14, including exhibits (the “Registration Statement”). The Registration Statement is being filed to register shares of beneficial interest that will be issued to the shareholders of the Credit Suisse Global Fixed Income Fund, Inc., Credit Suisse Global Small Cap Fund, Inc., and Credit Suisse International Focus Fund, Inc. (the “Acquired Funds”), in connection with the transfer of assets and assumption of liabilities of the Acquired Funds in exchange for shares of beneficial interest of the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund and Aberdeen International Equity Fund, respectively, each a series of Aberdeen Funds (the “Acquiring Funds”). The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Funds to approve an Agreement and Plan of Reorganization.

     Pursuant to Rule 488 under the 1933 Act, Aberdeen Funds hereby proposes that the Registration Statement become effective on April 23, 2009.

     Aberdeen Funds has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

     Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8104 or, in my absence, to Kenneth L. Greenberg, Esq. at (215) 564-8149.

Sincerely,

/s/ Amy G. Smith
Amy G. Smith, Esq.